Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Debt And Other Financing Arrangements Disclosure [Abstract]
Schedule of Debt [Table Text Block]
(In millions except per share amounts)	2012	2011

Commercial Paper	$50.0	$900.0
2.15% Senior Notes, Due 2012	—	350.0
2.05% Senior Notes, Due 2014 (effective interest rate 1.11%)	300.0	300.0
3.25% Senior Notes, Due 2014 (effective interest rate 1.53%)	400.0	400.0
3.20% Senior Notes, Due 2015 (effective interest rate 1.56%)	450.0	450.0
5.00% Senior Notes, Due 2015 (effective interest rate 5.14%)	250.0	250.0
3.20% Senior Notes, Due 2016 (effective interest rate 3.21%)	900.0	900.0
2.25% Senior Notes, Due 2016 (effective interest rate 2.29%)	1,000.0	1,000.0
1.85% Senior Notes, Due 2018 (effective interest rate 1.85%)	500.0	—
4.70% Senior Notes, Due 2020 (effective interest rate 4.70%)	300.0	300.0
4.50% Senior Notes, Due 2021 (effective interest rate 4.58%)	1,000.0	1,000.0
3.60% Senior Notes, Due 2021 (effective interest rate 4.29%)	1,100.0	1,100.0
3.15% Senior Notes, Due 2023 (effective interest rate 3.21%)	800.0	—
Other	54.8	35.0

Total Borrowings at Par Value	7,104.8	6,985.0
Fair Value Hedge Accounting Adjustments	33.8	55.0
Unamortized Discount	(14.3)	(12.0)

Total Borrowings at Carrying Value	7,124.3	7,028.0
Less: Short-term Obligations and Current Maturities	93.1	1,272.8

Long-term Obligations	$7,031.2	$5,755.2

       The effective interest rates for the fixed-rate debt include the stated interest on the notes, the accretion of any discount and, if applicable, adjustments related to hedging, as discussed below.

Schedule of Maturities of Long-term Debt [Table Text Block]	The annual repayment requirements for debt obligations are as follows:
(In millions)

2013	$93.1
2014	701.2
2015	708.8
2016	1,900.7
2017	0.5
2018 and thereafter	3,700.5

$7,104.8